Consolidated Proforma Unaudited Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Net loss attributable to non-controlling interest	$ (2,450)	$ (510)	$ (18,418)	$ (2,863)
Gresham Worldwide Inc [Member]
Restructuring Cost and Reserve [Line Items]
Net Sales	8,293	7,244	28,825	25,580
Cost of Sales	5,880	4,751	20,227	17,231
Operating expenses	4,284	2,984	12,136	11,340
Other income (expense)	807	(19)	987	(321)
Income tax provision	7		123	(193)
Net loss attributable to non-controlling interest	14	(13)	680	(243)
Deemed dividend on Series E preferred stock
Net loss attributable to common stockholders	(1,070)	(497)	(3,722)	(3,106)
Giga Tronics Incorporated [Member]
Restructuring Cost and Reserve [Line Items]
Net Sales	430	1,436	5,651	10,319
Cost of Sales	680	1,036	5,151	6,633
Operating expenses	1,670	1,555	18,426	5,944
Other income (expense)	527	(17)	1,276	115
Income tax provision
Net loss attributable to non-controlling interest
Deemed dividend on Series E preferred stock		(2)
Net loss attributable to common stockholders	(1,394)	(1,174)	(19,202)	(2,373)
Proforma Adjustments [Member]
Restructuring Cost and Reserve [Line Items]
Net Sales
Cost of Sales
Operating expenses
Other income (expense)
Income tax provision
Net loss attributable to non-controlling interest
Net loss attributable to common stockholders
Proforma Unaudited [Member]
Restructuring Cost and Reserve [Line Items]
Net Sales	8,723	8,680	34,476	35,899
Cost of Sales	6,560	5,787	25,378	23,864
Operating expenses	5,954	4,539	30,562	17,284
Other income (expense)	1,334	(36)	2,263	(206)
Income tax provision	7		123	(193)
Net loss attributable to non-controlling interest	14	(13)	680	(243)
Deemed dividend on Series E preferred stock		(2)
Net loss attributable to common stockholders	$ (2,464)	$ (1,671)	$ (22,924)	$ (5,479)